SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS
NOTE 26 – SUBSEQUENT EVENTS:

A.
On April 1, 2025, the Company entered into an Agreement and Plan of Merger with MDA Space, and its two wholly owned subsidiaries, pursuant to which the Company will undergo a two-step merger transaction, which upon completion, the company is the surviving entity and becoming an indirect wholly owned subsidiary of MDA Space (“the Merger”).

Upon completion of the Merger, the Company’s shareholders will be entitled to receive the Merger Consideration consisting of cash in the amount of $2.10 (without interest) for each Ordinary Share held, subject to the withholding of any applicable taxes and the terms of the Merger Agreement. The Merger Agreement also provides for the treatment of the Company’s outstanding equity awards and warrants.

The Merger Agreement provides for a 45-calendar day Go-Shop Period beginning on the date of the Merger Agreement, during which the Company may, subject to compliance with the terms of the Merger Agreement, solicit, encourage, entertain, discuss and negotiate inquiries, proposals or offers in respect of potential alternative transactions.

If the Company receives a definitive agreement with respect to a Superior Proposal during the Go-Shop Period and enters into such definitive agreement, the Company will be required to pay MDA Space a termination fee of $5 million. In all other circumstances described in the Merger Agreement, including if MDA Space terminates the Merger Agreement due to the Company’s breach of its non-solicit obligations or, in certain cases, if the Company enters into an alternative transaction after termination of the Merger Agreement, the Company will be required to pay to MDA Space a termination fee of $10 million.

B.
On April 1, 2025, concurrently and contingent upon signing on the Merger Agreement, the Company entered into a Sixth Amendment to the 2022 Credit Agreement, whereby the lenders provided their consent to the Merger and provides that the interests payable on March 31, 2025 and on June 30, 2025  will be added to the principal of the term loan on a “pay in kind” basis.

C.
On March 13, 2025 the Master Purchase Agreement was amended (by Amendment No. 2),  to add $1.8 million to the outstanding amount and provided for an additional $2.7 million upon the Company meeting certain milestones

D.
On April 1, 2025, the Master Purchase Agreement was further amended (by Amendment No. 3) to provide for additional $5.5 million in three installments associated with the completion of the Merger and contingent upon  execution of the Merger Agreement.